Submission	Oct. 17, 2024
Submission [Line Items]
Central Index Key	0001811210
Registrant Name	Lucid Group, Inc.
Registration File Number	333-282677
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES